AFS and HTM Debt Securities (Tables)	12 Months Ended
Dec. 31, 2021
AFS and HTM Debt Securities [Abstract]
Available-for-Sale and Held-to-Maturity Debt Securities Outstanding
Table 3.1 provides the amortized cost, net of the allowance for credit losses (ACL) for debt securities, and fair value by major categories of available-for-sale (AFS) debt securities, which are carried at fair value, and held-to-maturity (HTM) debt securities, which are carried at amortized cost, net of the ACL. The net unrealized gains (losses) for AFS debt securities are reported as a component of cumulative other comprehensive income (OCI), net of the ACL and applicable income taxes. Information on debt securities held for trading is included in Note 2 (Trading Activities).
Outstanding balances exclude accrued interest receivable on AFS and HTM debt securities, which are included in other assets. See Note 7 (Premises, Equipment and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. The interest income reversed for the years ended 2021 and 2020 was insignificant.
Table 3.1: Available-for-Sale and Held-to-Maturity Debt Securities Outstanding

(in millions)	Amortized cost, net (1)	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2021
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$39,668	185	(192)	39,661
Non-U.S. government securities	71	—	—	71
Securities of U.S. states and political subdivisions (2)	16,618	350	(51)	16,917
Federal agency mortgage-backed securities	104,661	1,807	(582)	105,886
Non-agency mortgage-backed securities (3)	4,515	32	(15)	4,532
Collateralized loan obligations	5,713	2	(7)	5,708
Other debt securities	4,217	259	(7)	4,469
Total available-for-sale debt securities	175,463	2,635	(854)	177,244
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	16,544	599	(318)	16,825
Securities of U.S. states and political subdivisions	32,689	847	(61)	33,475
Federal agency mortgage-backed securities	188,909	1,882	(2,807)	187,984
Non-agency mortgage-backed securities (3)	1,082	31	(18)	1,095
Collateralized loan obligations	31,067	194	(2)	31,259
Other debt securities	1,731	17	—	1,748
Total held-to-maturity debt securities	272,022	3,570	(3,206)	272,386
Total	$447,485	6,205	(4,060)	449,630
December 31, 2020
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$21,954	205	—	22,159
Non-U.S. government securities	16,816	—	(3)	16,813
Securities of U.S. states and political subdivisions (2)	19,263	224	(81)	19,406
Federal agency mortgage-backed securities	134,838	4,260	(28)	139,070
Non-agency mortgage-backed securities (3)	3,745	30	(46)	3,729
Collateralized loan obligations	9,058	4	(44)	9,018
Other debt securities	9,859	399	(61)	10,197
Total available-for-sale debt securities	215,533	5,122	(263)	220,392
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	47,295	1,472	(170)	48,597
Securities of U.S. states and political subdivisions	25,860	938	(5)	26,793
Federal agency mortgage-backed securities	115,437	4,182	(21)	119,598
Non-agency mortgage-backed securities (3)	890	51	(8)	933
Collateralized loan obligations	16,238	148	—	16,386
Total held-to-maturity debt securities	205,720	6,791	(204)	212,307
Total	$421,253	11,913	(467)	432,699
(1)Represents amortized cost of the securities, net of the ACL of $8 million and $28 million related to AFS debt securities and $96 million and $41 million related to HTM debt securities at December 31, 2021 and 2020, respectively.
(2)Includes investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The amortized cost, net of the ACL, and fair value of these types of securities, was $5.2 billion at December 31, 2021, and $5.0 billion at December 31, 2020.
(3)Predominantly consists of commercial mortgage-backed securities at both December 31, 2021 and 2020.

Held-to-Maturity Debt Securities Purchases And Transfers
Table 3.2 details the breakout of purchases of and transfers to HTM debt securities by major category of security.

Table 3.2: Held-to-Maturity Debt Securities Purchases and Transfers

	Year ended December 31,
(in millions)	2021	2020	2019
Purchases of held-to-maturity debt securities (1):
Securities of U.S. Treasury and federal agencies	$—	3,016	757
Securities of U.S. states and political subdivisions	5,198	1,906	1,583
Federal agency mortgage-backed securities	76,010	51,320	6,610
Non-agency mortgage-backed securities	235	126	288
Collateralized loan obligations	9,379	688	—
Total purchases of held-to-maturity debt securities	90,822	57,056	9,238
Transfers from available-for-sale debt securities to held-to-maturity debt securities:
Securities of U.S. states and political subdivisions	2,954	10,721	5,912
Federal agency mortgage-backed securities	41,298	5,522	7,921
Collateralized loan obligations	10,003	15,572	—
Other debt securities	1,738	—	—
Total transfers from available-for-sale debt securities to held-to-maturity debt securities	$55,993	31,815	13,833
(1)Inclusive of securities purchased but not yet settled and noncash purchases from securitization of loans held for sale (LHFS).

Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities
Table 3.3 shows the composition of interest income, provision for credit losses, and gross realized gains and losses from sales and impairment write-downs included in earnings related to AFS and HTM debt securities (pre-tax).

Table 3.3: Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities

	Year ended December 31,
(in millions)	2021	2020	2019
Interest income (1):
Available-for-sale	$2,808	4,992	8,092
Held-to-maturity	4,359	3,712	3,733
Total interest income	7,167	8,704	11,825
Provision for credit losses (2):
Available-for-sale	(2)	89	—
Held-to-maturity	54	35	—
Total provision for credit losses	52	124	—
Realized gains and losses (3):
Gross realized gains	571	931	227
Gross realized losses	(10)	(43)	(24)
Impairment write-downs	(8)	(15)	(63)
Net realized gains	$553	873	140
(1)Excludes interest income from trading debt securities, which is disclosed in Note 2 (Trading Activities).
(2)Prior to our adoption of CECL on January 1, 2020, the provision for credit losses from debt securities was not applicable and is therefore presented as $0 for 2019.
(3)Realized gains and losses relate to AFS debt securities. There were no realized gains or losses from HTM debt securities in all periods presented.

Investment Grade Debt Securities	Table 3.4 shows the percentage of fair value of AFS debt securities and amortized cost of HTM debt securities determined to be rated investment grade, inclusive of securities rated based on internal credit grades.
Table 3.4: Investment Grade Debt Securities

	Available-for-Sale		Held-to-Maturity
($ in millions)	Fair value	% investment grade	Amortized cost	% investment grade
December 31, 2021
Total portfolio (1)	$177,244	99%	272,118	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$145,547	100%	205,453	100%
Securities of U.S. states and political subdivisions	16,917	99	32,704	100
Collateralized loan obligations (3)	5,708	100	31,128	100
All other debt securities (4)	9,072	88	2,833	64
December 31, 2020
Total portfolio (1)	$220,392	99%	205,761	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$161,229	100%	162,732	100%
Securities of U.S. states and political subdivisions	19,406	99	25,870	100
Collateralized loan obligations (3)	9,018	100	16,255	100
All other debt securities (4)	30,739	93	904	6
(1)98% and 92% were rated AA- and above at December 31, 2021 and 2020, respectively.
(2)Includes federal agency mortgage-backed securities.
(3)100% and 98% were rated AA- and above at December 31, 2021 and 2020, respectively.
(4)Includes non-U.S. government, non-agency mortgage-backed, and all other debt securities.

Gross Unrealized Losses and Fair Value - Available-for-Sale Debt Securities	Table 3.5 shows the gross unrealized losses and fair value of AFS debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have recorded credit impairment are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the amortized cost basis, net of allowance for credit losses.
Table 3.5: Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2021
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(192)	24,418	—	—	(192)	24,418
Non-U.S. government securities	—	—	—	—	—	—
Securities of U.S. states and political subdivisions	(36)	2,308	(15)	532	(51)	2,840
Federal agency mortgage-backed securities	(334)	40,695	(248)	9,464	(582)	50,159
Non-agency mortgage-backed securities	(4)	1,966	(11)	543	(15)	2,509
Collateralized loan obligations	(3)	1,619	(4)	1,242	(7)	2,861
Other debt securities	—	—	(7)	624	(7)	624
Total available-for-sale debt securities	$(569)	71,006	(285)	12,405	(854)	83,411
December 31, 2020
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$—	—	—	—	—	—
Non-U.S. government securities	(3)	16,812	—	—	(3)	16,812
Securities of U.S. states and political subdivisions	(51)	3,681	(30)	1,101	(81)	4,782
Federal agency mortgage-backed securities	(27)	11,310	(1)	316	(28)	11,626
Non-agency mortgage-backed securities	(28)	1,366	(18)	534	(46)	1,900
Collateralized loan obligations	(27)	5,082	(17)	1,798	(44)	6,880
Other debt securities	(16)	647	(45)	1,604	(61)	2,251
Total available-for-sale debt securities	$(152)	38,898	(111)	5,353	(263)	44,251

Contractual Maturities - Available-for-Sale Debt Securities	Table 3.6 and Table 3.7 show the remaining contractual maturities, amortized cost, net of the ACL, fair value and weighted average effective yields of AFS and HTM debt securities, respectively. The remaining contractual principal maturities for mortgage-backed securities (MBS) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.
Table 3.6: Contractual Maturities – Available-for-Sale Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2021
Available-for-sale debt securities (1):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$39,668	—	18,787	18,874	2,007
Fair value	39,661	—	18,739	18,768	2,154
Weighted average yield	0.79%	—	0.34	1.16	1.44
Non-U.S. government securities
Amortized cost, net	$71	3	68	—	—
Fair value	71	3	68	—	—
Weighted average yield	0.33%	1.49	0.28	—	—
Securities of U.S. states and political subdivisions
Amortized cost, net	$16,618	696	2,115	5,719	8,088
Fair value	16,917	697	2,135	5,713	8,372
Weighted average yield	1.92%	1.22	1.10	1.38	2.58
Federal agency mortgage-backed securities
Amortized cost, net	$104,661	1	219	2,665	101,776
Fair value	105,886	1	228	2,742	102,915
Weighted average yield	2.53%	2.40	3.17	2.30	2.53
Non-agency mortgage-backed securities
Amortized cost, net	$4,515	—	—	143	4,372
Fair value	4,532	—	—	142	4,390
Weighted average yield	1.93%	—	—	2.32	1.92
Collateralized loan obligations
Amortized cost, net	$5,713	—	23	5,212	478
Fair value	5,708	—	23	5,207	478
Weighted average yield	1.42%	—	2.22	1.41	1.45
Other debt securities
Amortized cost, net	$4,217	98	419	1,063	2,637
Fair value	4,469	97	419	1,065	2,888
Weighted average yield	1.61%	1.56	1.27	1.46	1.72
Total available-for-sale debt securities
Amortized cost, net	$175,463	798	21,631	33,676	119,358
Fair value	177,244	798	21,612	33,637	121,197
Weighted average yield	2.00%	1.26	0.46	1.34	2.47
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost without effect for any related hedging derivatives and are shown pre-tax.

Contractual Maturities - Held-to-Maturity Debt Securities
Table 3.7: Contractual Maturities – Held-to-Maturity Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2021
Held-to-maturity debt securities (1):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$16,544	350	12,410	—	3,784
Fair value	16,825	350	12,889	—	3,586
Weighted average yield	2.17%	1.55	2.37	—	1.57
Securities of U.S. states and political subdivisions
Amortized cost, net	$32,689	1,338	3,243	2,126	25,982
Fair value	33,475	1,350	3,307	2,191	26,627
Weighted average yield	2.10%	2.34	1.31	2.59	2.15
Federal agency mortgage-backed securities
Amortized cost, net	$188,909	—	—	—	188,909
Fair value	187,984	—	—	—	187,984
Weighted average yield	2.15%	—	—	—	2.15
Non-agency mortgage-backed securities
Amortized cost, net	$1,082	15	13	29	1,025
Fair value	1,095	15	13	30	1,037
Weighted average yield	2.99%	1.55	2.90	3.16	3.00
Collateralized loan obligations
Amortized cost, net	$31,067	—	—	13,019	18,048
Fair value	31,259	—	—	13,153	18,106
Weighted average yield	1.53%	—	—	1.60	1.48
Other debt securities
Amortized cost, net	$1,731	—	764	967	—
Fair value	1,748	—	767	981	—
Weighted average yield	4.51%	—	4.13	4.81	—
Total held-to-maturity debt securities
Amortized cost, net	$272,022	1,703	16,430	16,141	237,748
Fair value	272,386	1,715	16,976	16,355	237,340
Weighted average yield	2.09%	2.17	2.24	1.92	2.09
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost and are shown pre-tax.